CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	₽ 78,292	₽ 40,590	₽ 85,405	₽ 38,070
Russian Rubles
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at banks and on hand	33,912	17,911
Short-term deposits with an original maturity of less than 92 days	10,213	16,594
Chinese yuan
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at banks and on hand	12,404	15
USD
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at banks and on hand	11,902	1,766
Euro
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at banks and on hand	7,516	2,899
Turkmenian Manat
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at banks and on hand	314	367
Other currencies
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at banks and on hand	₽ 2,031	801
Short-term deposits with an original maturity of less than 92 days		₽ 237